Commitments and Contingencies - Summary of Significant Unrecognized Commitments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	$ 237
Exploration License (Silver City Project) - Shares	827
Concession holding fees	3,088
Commitments and contingencies	4,152
2021 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	79
Exploration License (Silver City Project) - Shares	335
Concession holding fees	411
Commitments and contingencies	825
2022 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	158
Exploration License (Silver City Project) - Shares	492
Concession holding fees	675
Commitments and contingencies	1,325
2023 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	618
Commitments and contingencies	618
2024 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	692
Commitments and contingencies	692
2025 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	692
Commitments and contingencies	$ 692